FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

16FAIR VALUE MEASUREMENT

As of December 31, 2016 and 2017, there was no asset or liability that was measured at fair value on a recurring basis in periods subsequent to their initial recognition.

Following is a description of the valuation techniques that the Company uses to measure fair value of financial assets and financial liabilities:

•

Short-term financial instruments (restricted cash, accounts receivable and payable, short-term borrowings, and accrued expenses and other payables)—cost approximates fair value because of the short maturity period.

•

Long-term borrowings—fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms. The carrying values of the long-term borrowings approximate their fair values as all the long-term debt carry variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

•

Convertible bonds payable—the estimated fair value approximated the carrying value of RMB1,040,550 as of December 31, 2016. The fair value was measured based on the best information available in the circumstances, including expected cash flows and appropriately risk-adjusted discount rates.